PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

a.	Property and equipment, net consisted of the following:

	December 31,
	2018	2017
Cost:

Buildings and land	$92,025	$90,914
Computers, software and electronic equipment	50,390	45,119
Network equipment	40,502	40,016
Office furniture and equipment	5,317	5,387
Vehicles	324	390
Leasehold improvements	3,556	2,522

	192,114	184,348
Accumulated depreciation	107,711	102,102

Depreciated cost	$84,403	$82,246

*)
The Company recorded a reduction of $732 and $46,051 to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements that are no longer in use for the years ended December 31, 2018 and 2017, respectively.

b.	Depreciation expenses amounted to $9,874, $7,465 and $7,337 in the years ended December 31, 2018, 2017 and 2016, respectively.

c.	As for pledges and securities, see also Note 11c.